Nuveen Enhanced Yield US Aggregate Bond ETF [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	100 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.47%	(0.34%)	0.95%
Performance Inception Date			Sep. 14, 2016
ICE BofA Enhanced Yield U.S. Broad Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.61%	0.04%	1.46%
Performance Inception Date			Sep. 14, 2016
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.29%	(0.17%)	1.11%
Performance Inception Date			Sep. 14, 2016
Nuveen Enhanced Yield U.S. Aggregate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.49%	(1.55%)	(0.30%)
Performance Inception Date			Sep. 14, 2016
Nuveen Enhanced Yield U.S. Aggregate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.35%	(0.70%)	0.25%
Performance Inception Date			Sep. 14, 2016